STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
Mar. 31, 2012
Sale Of Stock Price Per Share To Sponsors	$ 0.022
Stock Split Ratio	1.25 for 1